STOCKHOLDERS' DEFICIENCY	12 Months Ended
Mar. 31, 2015
STOCKHOLDERS' DEFICIENCY [Abstract]
STOCKHOLDERS' DEFICIENCY

5. STOCKHOLDERS’ DEFICIENCY

Equity financing

On June 25, 2013, the Company entered into a Securities Purchase Agreement with three investors for the sale of an aggregate of 3,676,472 shares of the Company's common stock and warrants to purchase an aggregate of 11,029,416 shares of the Company’s common stock for total gross proceeds of $1,250,000, or a sales price of $ 0.34 per share.  The offering closed on June 28, 2013. The Company incurred $116,750 of direct costs in connection with the financing, resulting in net cash proceeds to the Company of $1,133,250. The purchasers who entered into the Securities Purchase Agreement were also issued warrants to purchase up to 11,029,416 shares of the Company’s common stock. The warrants were issued in three series of 3,676,472 shares each and have initial exercise prices of $0.40,  $0.50 and $0.60 per share, respectively, are exercisable immediately upon issuance and have a term of exercise equal to five years, six months and nine months, respectively. The Company also issued warrants to purchase up to 294,185 shares of the Company’s common stock to its placement agent related to the financing. The placement agent’s warrants have an exercise price of $ 0.425 per share and a term of five years and are exercisable immediately.

Each of the warrants included anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants, provided that the exercise price shall not be reduced to less than $ 0.20 per share. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that the exercise prices of the warrants were not fixed amounts because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants were not considered indexed to the Company’s own stock and characterized the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and the placement agent in the financing to be $ 1,249,025 at issuance based upon a probability weighted average Black-Scholes-Merton option pricing model. For financial statement purposes, the amount of the derivative liability created from the issuance of the warrants of $1,249,025 has been offset to the net cash proceeds received of $1,133,250, resulting in a net reduction of additional paid in capital of $ 115,775 resulting from the sale of the shares and warrants.

Common stock issued upon conversion of convertible notes and accrued interest

As of the year ended March 31, 2013, the Company had outstanding principal balance of convertible notes of $955,000, and related outstanding accrued interest on these convertible notes that amounted to $39,061 with conversion prices ranging from $0.45 to $1.25.  During the year ended March 31, 2014, holders of the convertible notes converted all of their outstanding principal balance of convertible notes of $956,560 and related outstanding accrued interest of $37,501 into an aggregate 1,470,477 shares of the Company's common stock based upon their conversion prices per share.

Common stock issued to employees for services with vesting terms

The Company has issued the following shares of common stock to employees and directors that vest over time:

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In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company, with aggregate fair value of $189,000 at grant date, and vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's stock option and incentive plan (the “2012 Stock Incentive Plan”).

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In July 2013, the Company issued 100,000 shares of its common stock to an employee of the Company with fair value of $36,000 at grant date and vesting over a period of 31 months from the date of grant under the Company's 2012 Stock Incentive Plan.

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In conjunction with the Percipio asset purchase (see Note 3) entered into by the Company on May 2014, the Company entered into an employment agreement with a new employee, pursuant to which the Company granted 100,000 shares of its common stock with fair value of $38,000 at grant date.  The 100,000 shares of stock is vesting over a period of 24 months from the date of grant under the Company's 2012 Stock Incentive Plan.

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In conjunction with the Distribution and License Agreements (see Note 9) entered into by the Company in August 2014, the Company entered into employment agreements with two new employees, pursuant to which the Company granted an aggregate of 1,400,000 shares of its common stock , with aggregate fair value of $420,000 at grant date.  Of these 1,400,000 shares of stock, 400,000 vested immediately, and the remaining 1,000,000 are vesting over periods ranging from 12 months to 36 months from the date of grant.  An aggregate of 1,000,000 shares of the Company’s restricted common stock will also be issued and will vest upon achievement certain milestones, for which the Company will account for their costs at the time their issuance becomes probable.

These shares of common stock were valued based upon the market price of the Company’s common stock at the dates of grant and determined the aggregate fair values to be of approximately $683,000.    The allocable portion of the aggregate fair values of these shares of common stock that vested during the years ended March 31, 2015 and 2014 amounted to $43,786 and $329,511, respectively, and were recognized as expense in the accompanying statements of operations during the years then ended.  As of March 31, 2015, approximately $310,000 of these awards remains unvested and will be amortized as compensation costs in future years.

Shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board.  In the event a recipient’s employment or service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination under the terms of the restricted stock agreement are forfeited to the Company in accordance with such restricted grant agreement.

The Company reclassified $149,714 from unvested, unissued common stock to additional paid-in capital relating to the unvested portion of vested shares granted as of the prior year ended March 31, 2014, to make its presentation of stockholders’ deficiency reflect the transaction more appropriately. There was no net effect on stockholders’ deficiency.

Common stock issued for services

During the year ended March 31, 2015, the Company issued an aggregate of 790,972 shares of the Company’s common stock to consultants as payment for services and recorded an expense of $294,100 based on the closing market price of our common stock on the date of the issuance. These shares were issued outside of the 2012 Stock Incentive Plan.

In December 2014, the Company issued 78,948 shares of common stock under the 2012 Stock Incentive Plan to a consultant under the terms of a consulting agreement and recorded an expense of $30,000 based on the closing market price of our common stock on the date of issuance.

In March 2015, the Company also issued 40,000 shares of common stock under the 2012 Stock Incentive Plan, to an employee and recorded an expense of $14,800 based on the closing market price of our common stock on the date of issuance.